Note 20 - Business Segments - Other Significant Segment Items (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Depreciation and amortization	¥ 10,893,657	¥ 9,921,555	¥ 9,677,339
Network Service and Systems Integration Business [Member]
Depreciation and amortization	10,400,255	9,377,657	9,139,687
ATM Operation Business [Member]
Depreciation and amortization	¥ 493,402	¥ 543,898	¥ 537,652